Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
The following table presents financial information with respect to the Group’s single reportable segment:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Total revenues	662,226	771,530	847,858
Total cost of revenues	(483,608)	(611,431)	(686,596)
Gross profit	178,618	160,099	161,262
Operating expenses excluding share-based compensation expense[1]	(333,500)	(302,051)	(229,376)
Share-based compensation expense	24,866	19,056	13,341
Total operating expenses	(308,634)	(282,995)	(216,035)
Loss from operation	(130,016)	(122,896)	(54,773)
Interest income	4,313	3,078	3,710
Interest expense	(11,239)	(18,568)	(23,772)
(Loss) gain from equity method investments	(6,142)	5,611	1,236
Other non-operating (expenses) income , net	(1,340)	(4,766)	5,904
Loss before income taxes	(144,424)	(137,541)	(67,695)
Income tax benefit (expense)	525	(210)	(1,244)
Net loss	(143,899)	(137,751)	(68,939)
[1] This measure is not in accordance with, or an alternative to GAAP. The Group excludes share-based compensation expense since it is non-cash in nature and its valuation and measurement depends on factors such as volatility not reflective of the Group’s operating performance.